DEFERRED TAX - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in deferred tax asset	£ 728,000,000
Decrease in accumulated deferred tax recognised in other comprehensive income due to change in tax rate	(954,000,000)	£ (350,000,000)	£ 6,000,000
Deferred tax charged directly to equity	(226,000,000)
Deferred tax assets	3,118,000,000	2,741,000,000
UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Current tax expense (income)	1,472,000,000	480,000,000	1,389,000,000
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax charged directly to equity	17,000,000	(18,000,000)
Deferred tax assets	7,095,000,000	5,527,000,000	4,938,000,000
Prior to offsetting of balances within same taxing jurisdiction | Tax losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax charged directly to equity	0	0
Deferred tax assets	5,023,000,000	4,064,000,000	£ 3,611,000,000
Change In Banking Surcharge Rate | Change in tax law enacted at year end
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in deferred tax asset	(63,000,000)
Decrease in accumulated deferred tax recognised in other comprehensive income due to change in tax rate	80,000,000
Deferred tax expense (income) recognised in profit or loss	17,000,000
Recognised in respect of future tax benefit
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	5,000,000	85,000,000
Life assurance
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	226,000,000	414,000,000
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	167,000,000	114,000,000
Current tax expense (income)	658,000,000
Foreign country
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	0
Deferred tax assets operating loss carry forwards not subject to expiration		46,000,000
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards subject to expiration	£ 41,000,000	41,000,000
Deferred tax assets, expiration term	20 years
Trading losses | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	£ 7,000,000	£ 48,000,000
Change in UK tax rate | UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in deferred tax asset	£ (1,156,000,000)